Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - JPMorgan Growth Advantage Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R3 Past 1 Year	Class R3 Past 5 Years	Class R3 Past 10 Years	Class R4 Past 1 Year	Class R4 Past 5 Years	Class R4 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R5 Return After Taxes on Distributions Past 1 Year	Class R5 Return After Taxes on Distributions Past 5 Years	Class R5 Return After Taxes on Distributions Past 10 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	RUSSELL 3000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 3000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 3000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	52.89%	22.53%	18.22%	53.25%	22.85%	18.52%	53.62%	23.15%	18.82%	53.87%	23.31%	18.99%	50.25%	21.51%	17.74%	33.96%	18.70%	15.89%	54.00%	23.45%	19.08%	38.26%	20.67%	16.93%